Concentration of Revenues and Cost of Revenue (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	45.42%	54.22%	74.69%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.50%	29.59%	34.57%